Note 22. Employee Benefits (Detail) - Weighted Average Assumptions Used in Determining Net Periodic Benefit Cost and Projected Benefit Obligation of Other Benefit Plans: (Other Postretirement Benefit Plans, Defined Benefit [Member])
	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Projected benefit obligation
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%
Initial health care cost trend rate	9.02%	9.06%	9.10%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Years until ultimate trend rate is reached	9 years	10 years	11 years
Benefit cost
Discount rate	5.11%	5.13%	6.08%
Rate of compensation increase	3.91%	3.96%	4.05%